Contingencies and Commitments (Details) $ in Millions		12 Months Ended
	Dec. 10, 2019 CLF	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CLP ($)
Contingencies and Commitments (Details) [Line Items]
Provisions for judicial contingencies (in Pesos) | $		$ 1,173			$ 1,790
Bank guarantees issued			CLF 4,153,500
Guarantees maturity date		Jan. 06, 2023	Jan. 06, 2023	Jan. 06, 2023
Fixed income financial instruments (in Pesos) | $		$ 2,142
Coverage amount (in Dollars) | $				$ 20,000,000
Bank guarantee amount			CLF 311,400
Bank guarantee maturity date		Jan. 08, 2024	Jan. 08, 2024	Jan. 08, 2024
Cash guarantee amount (in Dollars) | $				$ 122,494.32
Short sale operations (in Dollars) | $				$ 1,202,005.26
Guarantee compliance			CLF 10,000
Fine amount	CLF 7,500		50,000
Banchile Administradora General de Fondos S.A [Member]
Contingencies and Commitments (Details) [Line Items]
Bank guarantees issued			CLF 3,284,000
Guarantees maturity date		Jan. 05, 2024	Jan. 05, 2024	Jan. 05, 2024
Mapfre Seguros Generales S.A [Member]
Contingencies and Commitments (Details) [Line Items]
Guarantees maturity date		Apr. 22, 2024	Apr. 22, 2024	Apr. 22, 2024
Guarantee in an insurance policy			CLF 20,000